Inventories (Tables)	6 Months Ended
Jun. 30, 2021
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Summary of Inventories
As of June 30, 2021 and December 31, 2020, inventories were as follows:

	June 30, 2021		December 31, 2020
Refined and petrochemicals products	Ps.	41,575,560	Ps.	32,175,910
Products in transit		20,403,820		3,476,807
Crude oil		16,336,807		11,997,570
Materials and products in stock		4,629,607		4,736,659
Gas and condensate products		192,960		142,136
Materials in transit		3,236		76,579

	Ps. 83,141,990		Ps. 52,605,661